Leases - Summary of lease liabilities recognized in statement of cash flows (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Lease payments (principal and interest)	$ (8,464,647)	$ (7,775,980)	$ (10,636,823)